General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Salaries and benefits
Salaries and benefits, excluding PSUs	$ 3,771	$ 3,458	$ 7,668	$ 7,049
PSUs	2,417	3,316	9,541	3,499
Total salaries and benefits	6,188	6,774	17,209	10,548
Depreciation	467	233	960	473
Donations	333	439	809	1,138
Professional fees	970	515	1,333	1,876
Other	2,835	2,617	5,660	5,051
General and administrative before equity settled stock based compensation	10,793	10,578	25,971	19,086
Total equity settled stock based compensation	1,456	1,394	2,813	2,643
Total general and administrative	12,249	11,972	28,784	21,729
Employee stock options [member]
Salaries and benefits
Total equity settled stock based compensation	642	584	1,210	1,235
Restricted stock units [member]
Salaries and benefits
Total equity settled stock based compensation	$ 814	$ 810	$ 1,603	$ 1,408